Segment and Revenue by Geography and By Major Customer	9 Months Ended
Sep. 30, 2024
Segment and Revenue by Geography and by Major Customer [Abstract]
SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER

NOTE 14 - SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER:

a.	For the purpose of evaluating financial performance and allocating resources, the CODM reviews financial information presented on a consolidated basis accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments, to make decisions about resources to be allocated to the segments and assess their performance. Assets’ information is not provided to the CODM and is not being reviewed. Revenues and cost of goods sold are directly associated with the activities of a specific segment. Direct operating expenses, including general and administrative expenses, associated with the activities of a specific segment are charged to that segment. General and administrative expenses which cannot be attributed directly, are allocated evenly between segments. Other operating expenses are allocated to segments based on headcount ratio.

	Nine months ended on September 30, 2024
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	24,618	16,576	41,194
Gross profit	18,203	6,001	24,204
Research and development expenses	(17,348)	(13,067)	(30,415)
Sales and marketing expenses	(6,410)	(7,226)	(13,636)
General and administrative expenses	(5,816)	(6,977)	(12,793)
Change in earnout liability	(292)	-	(292)
Segment operating profit (loss)	(11,663)	(21,269)	(32,932)
Change in fair value of Forfeiture Shares			38
Financial income, net			3,659
Loss before taxes on income			(29,235)

Depreciation and Amortization expenses	1,067	691	1,758
Stock-based compensation	5,145	6,114	11,259

	Nine months ended on September 30, 2023
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	41,560	20,661	62,221
Gross profit	32,114	6,951	39,065
Research and development expenses	(20,144)	(19,396)	(39,540)
Sales and marketing expenses	(5,663)	(7,667)	(13,330)
General and administrative expenses	(5,724)	(5,652)	(11,376)
Segment operating profit (loss)	583	(25,764)	(25,181)
Change in fair value of Forfeiture Shares			1,618
Financial expenses, net			1,160
Loss before taxes on income			(22,403)

Depreciation and Amortization expenses	531	662	1,193
Stock-based compensation	4,861	6,656	11,517

	Three months ended on September 30, 2024
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	9,371	6,667	16,038
Gross profit	6,592	2,453	9,045
Research and development expenses	(5,569)	(4,740)	(10,309)
Sales and marketing expenses	(2,470)	(2,410)	(4,880)
General and administrative expenses	(2,211)	(3,614)	(5,825)
Change in earnout liability	(264)	-	(264)
Segment operating profit (loss)	(3,922)	(8,311)	(12,233)
Change in fair value of Forfeiture Shares			3
Financial income, net			1,885
Loss before taxes on income			(10,345)

Depreciation and Amortization expenses	559	264	823
Stock-based compensation	1,721	2,039	3,760

	Three months ended on September 30, 2023
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	9,731	4,435	14,166
Gross profit	7,380	958	8,338
Research and development expenses	(9,050)	(4,369)	(13,419)
Sales and marketing expenses	(1,654)	(2,361)	(4,015)
General and administrative expenses	(1,968)	(1,875)	(3,843)
Segment operating profit (loss)	(5,292)	(7,647)	(12,939)
Change in fair value of Forfeiture Shares			89
Financial income, net			368
Loss before taxes on income			(12,482)

Depreciation and Amortization expenses	179	221	400
Stock-based compensation	1,574	2,134	3,708

b.	Geographic Revenues

The following table shows revenue by geography, based on the customers’ “bill to” location:

	Nine months ended September 30		Three months ended September 30
	2024	2023	2024	2023
	U.S. dollars in thousands
Israel	582	1,858	151	592
China	5,630	6,552	2,123	1,797
Hong Kong	3,878	5,415	2,304	1,281
Hungary	9,978	16,391	3,849	3,378
United States	6,669	4,424	2,207	983
Portugal	5,547	480	2,448	413
Germany	2,011	6,914	584	1,277
Mexico	1,358	5,863	173	1,554
Other	5,541	14,324	2,199	2,891
	41,194	62,221	16,038	14,166

c.	Supplemental data - Major Customers:

The following tables summarize the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	September 30, 2024	December 31, 2023
Accounts Receivable	% of Account Receivable
Customer A	23%	11%
Customer B	14%	4%
Customer C	12%	3%
Customer D	9%	19%
Customer E	6%	11%
Customer F	5%	10%

	Nine months ended September 30		Three months ended September 30
	2024	2023	2024	2023
Revenues	% of Revenues
Customer D	16%	17%	23%	13%
Customer C	13%	1%	17%	3%
Customer F	8%	7%	10%	8%
Customer A	6%	12%	3%	17%
Customer G	7%	7%	3%	10%

d.	Long-lived assets by Geography:

	September 30, 2024	December 31, 2023
	U.S. dollars in thousands
Domestic (Israel)	8,046	4,419
China	227	176
USA	696	139
Other	380	422
	9,349	5,156